Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (2,448,700)	$ (175,477)	$ 451,071
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	(1,807,048)	(558,466)	219,946
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	(505,072)	198,780	167,456
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (136,580)	$ 184,209	$ 63,669